OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Payable for purchase of property, plant and equipment	$ 54,382	$ 71,285
Other payables	58,805	55,339
Other current liabilities, total	$ 113,187	$ 126,624